Trade receivables (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade receivables balance
The tables below details the trade receivables balance as of March 31, 2021:

As of March 31, 2021
(EUR thousand)
Trade receivables, net	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	26,938	3,115	5,388	35,441
Less: Loss allowance	(3,454)	(258)	(405)	(4,117)
Total	23,484	2,857	4,983	31,324
The tables below details the trade receivables balance as of March 31, 2020:

As of March 31, 2020
(EUR thousand)
Trade receivables, net	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	103,930	22,864	19,213	146,007
Less: Loss allowance	(3,013)	(141)	(1,547)	(4,701)
Total	100,917	22,723	17,666	141,306
The tables below details the trade receivables balance as of March 31, 2019:

As of March 31, 2019
(EUR thousand)
Trade receivables, net	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	186,083	42,745	24,078	252,906
Less: Loss allowance	(2,874)	—	(701)	(3,575)
Total	183,209	42,745	23,377	249,331

Disclosure of age analysis of net trade receivables

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	20,329	898	3,550	24,777
Trade receivables past due:
Up to 3 months	2,264	1,184	996	4,444
3 months - 6 months	451	775	16	1,242
More than 6 months	440	—	421	861
Total	23,484	2,857	4,983	31,324

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	67,275	14,644	7,300	89,219
Trade receivables past due:
Up to 3 months	28,947	7,662	6,800	43,409
3 months - 6 months	3,335	269	944	4,548
More than 6 months	1,360	148	2,622	4,130
Total	100,917	22,723	17,666	141,306

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	156,481	40,773	11,140	208,394
Trade receivables past due:
Up to 3 months	23,033	1,933	8,422	33,388
3 months - 6 months	3,419	39	2,323	5,781
More than 6 months	276	—	1,492	1,768
Total	183,209	42,745	23,377	249,331

Disclosure of net trade receivables per class by currency

(EUR thousand)
Currency analysis of net trade receivables per class	Retailers	Authorities	Other	Total
EUR	18,561	549	1,547	20,657
TRY	1,552	—	—	1,552
GBP	649	85	1,019	1,753
MAD	410	1,070	—	1,480
RUB	266	—	1,153	1,419
Other	2,046	1,153	1,264	4,463
Total	23,484	2,857	4,983	31,324

(EUR thousand)
Currency analysis of net trade receivables per class	Retailers	Authorities	Other	Total
EUR	75,520	5,647	1,250	82,417
GBP	15,198	4,136	1,352	20,686
SGD	6	9,818	544	10,368
Other	10,193	3,122	14,520	27,835
Total	100,917	22,723	17,666	141,306

(EUR thousand)
Currency analysis of net trade receivables per class	Retailers	Authorities	Other	Total
EUR	134,117	12,132	5,508	151,757
GBP	25,356	5,417	962	31,735
SGD	19	19,513	877	20,409
Other	23,717	5,683	16,030	45,430
Total	183,209	42,745	23,377	249,331

Disclosure of movements of the provision for the impairment of trade receivables
The table below details the movements of the provision for the impairment of trade receivables:

(EUR thousand)	As of March 31
Movements of the provision for the impairment of trade receivables	2021	2020	2019
Opening balance as of April 1	(4,701)	(3,575)	(3,354)
Charged for the year	(1,447)	(2,306)	(1,970)
Utilized	1,040	184	390
Unused amounts reversed	869	913	1,309
Effect of movements in foreign exchange	122	83	50
Closing balance as of March 31	(4,117)	(4,701)	(3,575)